COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending	RMB
2018	19,218
2019	1,597
2020	—
2021	—
2022 and thereafter	—